Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair value, long-term debt	$ 2,551,222,000	$ 2,043,859,000
Fair value, other long-term liabilities	610,705,000	524,499,000
Derivative, fixed interest rate	5.26%
Estimated accumulated other comprehensive income expected to be reclassified into earnings	8,571,000
Swap [Member]
Derivative, notional amount	$ 106,800,000
Interest Rate Swaption [Member]
Derivative, swaption interest rate	5.26%